Investments	12 Months Ended
Dec. 31, 2021
Disclosure Of Investments [Abstract]
Investments
15 Investments

Accounting policy
Investments, other than investments in joint arrangements and associates, are stated in the statement of financial position at fair value. Changes in the fair value of investments held as part of the venture capital portfolio are reported in disposals and other non-operating
items in the income statement. All items recognised in the income statement relating to investments, other than investments in joint arrangements and associates, are reported as disposals and other non-operating
items.

Venture capital investments and equity investments represent interests in listed and unlisted securities. The fair value of listed securities is based on quoted prices in active markets. The fair value of unlisted securities is based on management’s estimate of fair value based on standard valuation techniques, including market comparisons and discounts of future cash flows, having regard to maximising the use of observable inputs and adjusting for risk. Advice from valuation experts is used as appropriate.

All joint arrangements are classified as joint ventures because the Group shares joint control and has rights to the net assets of the arrangements. Investments in joint ventures and associates are accounted for under the equity method and stated in the statement of financial position at cost as adjusted for post-acquisition changes in the Group’s share of net assets, less any impairment in value.

	2021 £m	2020 £m
Investments in joint ventures	105	103
Venture capital investments	107	259
Total	212	362
The value of venture capital investments and equity investments has been determined by reference to quoted prices in active markets, other observable market inputs or, when these are not available, by reference to inputs we believe would reflect the assumptions market participants would use.
An analysis of changes in the carrying value of investments in joint ventures is set out below:

	2021 £m	2020 £m
At start of year	103	118
Share of results of joint ventures	29	15
Dividends received from joint ventures	(20)	(31)
Disposals	(4)	–
Exchange translation differences	(3)	1
At end of year	105	103
Summarised aggregate information in respect of the Group’s share of joint ventures is set out below:

	RELX’s share
	2021 £m	2020 £m
Revenue	78	60
Net profit for the year	29	15

Total assets	136	84
Total liabilities	(70)	(45)
Net assets	66	39
Goodwill	39	64
Total	105	103
The Group’s consolidated other comprehensive income includes no income or losses relating to joint ventures in either period.